UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24005

Thornburg ETF Trust

(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders

(a) The following are the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Thornburg Core Plus Bond ETF Tailored Shareholder Report

Thornburg Core Plus Bond ETF TICKER: TPLS | NASDAQ Semi-annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond ETF for the period from February 4, 2025 to February 28, 2025. You can find additional information about the Fund at https://www.thornburg.com/product/etfs/ecb/TPLS. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the period from the Fund’s inception on February 4, 2025 to February 28, 2025. For the period ended February 28, 2025, U.S. Treasury yields declined due to fiscal policy concerns and softening economic data. The 10-year Treasury yield fell from 4.79% to 4.24%, and corporate bond spreads widened slightly, reflecting mixed performance across different fixed income sectors and security selection within the Fund.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/ecb/TPLS or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Core Plus Bond ETF	$3.00	0.45%

Fund costs may be higher for a full six month period.

Thornburg Core Plus Bond ETF Tailored Shareholder Report	2/28/25 TH6463

Annual Performance	Since Inception (02/04/2025)
Core Plus Bond ETF	1.98%
Bloomberg U.S. Aggregate Total Return Index Value USD	1.94%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Millions)	$12.7M
Number of Holdings	173
Annual Portfolio Turnover	1.07%
Total Advisory Fee	$2,967

What did the Fund invest in?

(as of February 28, 2025)

Credit Quality Ratings	(%)
U.S. Government	48.3
AAA	11.1
AA	2.4
A	7.6
BBB	13.1
Below Invest. Grade	6.4
Cash Equivalents & Other	11.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 4, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/product/etfs/ecb/TPLS or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/product/etfs/ecb/TPLS.

Thornburg Multi Sector Bond ETF Tailored Shareholder Report

Thornburg Multi Sector Bond ETF TICKER: TMB | NASDAQ Semi-annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Multi Sector Bond ETF for the period from February 4, 2025 to February 28, 2025. You can find additional information about the Fund at https://www.thornburg.com/product/etfs/emb/TMB. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the period from the Fund’s inception on February 4, 2025 to February 28, 2025. For the period ended February 28, 2025, U.S. Treasury yields declined due to fiscal policy concerns and softening economic data. The 10-year Treasury yield fell from 4.79% to 4.24%, and corporate bond spreads widened slightly, reflecting mixed performance across different fixed income sectors and security selection within the Fund.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/emb/TMB or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Multi Sector Bond ETF	$4.00	0.55%

Fund costs may be higher for a full six month period.

Thornburg Multi Sector Bond ETF Tailored Shareholder Report	2/28/25 TH6464

Annual Performance	Since Inception (02/04/2025)
Multi Sector Bond ETF	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	1.84%
Bloomberg U.S. Aggregate Total Return Value Index USD	1.94%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Millions)	$32.9M
Number of Holdings	243
Annual Portfolio Turnover	4.43%
Total Advisory Fee	$7,666

What did the Fund invest in?

(as of February 28, 2025)

Fixed Income Credit Quality	(%)
U.S. Government	34.0
AAA	20.8
AA	1.8
A	10.0
BBB	17.1
Below Invest. Grade	15.3
Cash Equivalents & Other	1.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 4, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/product/etfs/emb/TMB or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/product/etfs/emb/TMB.

Thornburg International Equity ETF Tailored Shareholder Report

Thornburg International Equity ETF TICKER: TXUE | NASDAQ Semi-annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity ETF for the period from January 21, 2025 to February 28, 2025. You can find additional information about the Fund at https://www.thornburg.com/product/etfs/eie/TXUE. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund underperformed the MSCI EAFE Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on January 21, 2025 to February 28, 2025. A broad rotation from U.S. and Japanese equities has taken place, with meaningful portions of the rebalancing going to Europe, where equities are benefitting from both monetary and fiscal stimulus. The Fund’s overweight allocation to the European securities drove positive relative performance, while an overweight allocation to Japanese securities detracted from relative performance. On a sector basis, the Fund’s overweight allocation to industrials hampered relative performance, while an overweight allocation to utilities bolstered relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eie/TXUE or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Equity ETF	$7.00	0.65%

Fund costs may be higher for a full six month period.

Thornburg International Equity ETF Tailored Shareholder Report	2/28/25 TH6461

Annual Performance	Since Inception (01/21/2025)
International Equity ETF	3.04%
MSCI EAFE Net Total Return USD Index	4.43%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Millions)	$88.9M
Number of Holdings	50
Annual Portfolio Turnover	1.94%
Total Advisory Fee	$45,341

What did the Fund invest in?

(as of February 28, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.7
Large Cap (>$12 B)	96.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since January 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/product/etfs/eie/TXUE or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/product/etfs/eie/TXUE.

Thornburg International Growth ETF Tailored Shareholder Report

Thornburg International Growth ETF TICKER: TXUG | NASDAQ Semi-annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth ETF for the period from January 22, 2025 to February 28, 2025. You can find additional information about the Fund at https://www.thornburg.com/product/etfs/eig/TXUG. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund underperformed the MSCI EAFE Growth Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on January 22, 2025 to February 28, 2025. The Fund’s overweight allocation to Japanese and U.S. securities hampered relative performance, while an overweight allocation to European securities drove positive relative performance. The Fund’s overweight allocation to securities in the technology sector detracted from relative performance due to worries over artificial intelligence spending and valuations, trade tensions and tariffs, economic growth concerns, and the market rotation. Stock selection in consumer discretionary and industrials contributed to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eig/TXUG or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Growth ETF	$7.00	0.70%

Fund costs may be higher for a full six month period.

Thornburg International Growth ETF Tailored Shareholder Report	2/28/25 TH6462

Annual Performance	Since Inception (01/22/2025)
International Growth ETF	-0.32%
MSCI EAFE Growth Net Total Return USD Index	1.51%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Millions)	$5.0M
Number of Holdings	42
Annual Portfolio Turnover	3.97%
Total Advisory Fee	$2,697

What did the Fund invest in?

(as of February 28, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.2
Mid Cap ($2.5-12 B)	17.1
Large Cap (>$12 B)	79.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since January 22, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/product/etfs/eig/TXUG or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/product/etfs/eig/TXUG.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

The Trustees of the Trust have determined that four members of the Trust’s audit committee, Lisa Black, Sally Corning, James Weyhrauch, and Patrick Talamantes, are each audit committee financial experts as defined in Item 3 of Form N-CSR. Ms. Black, Ms. Corning, Mr. Weyhrauch, and Mr. Talamantes are each independent for purposes of Item 3 of Form N-CSR. The Trustees’ determinations in this regard were based upon their current understandings of the definition of “audit committee financial expert” and current interpretations of the definition. The Trustees call attention to the lack of clarity in the definition, and that shareholders and prospective investors may wish to evaluate independently this definition and the qualifications of the Trust’s audit committee. The definition of “audit committee financial expert,” together with comments on the definition, is set forth in the Securities and Exchange Commission’s website (www.sec.gov).

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) The schedule of investments for each Fund is filed as part of item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The following financial statements and financial highlights are attached hereto, in order:

Thornburg Core Plus Bond ETF

Thornburg Multi Sector Bond ETF

Thornburg International Equity ETF

Thornburg International Growth ETF

SEMI-ANNUAL FINANCIAL STATEMENTS | FEBRUARY 28, 2025

THORNBURG ETF TRUST

Fixed Income

Thornburg Core Plus Bond ETF

Thornburg Multi Sector Bond ETF

Equity

Thornburg International Equity ETF

Thornburg International Growth ETF

Semi-Annual Financial Statements  |  February 28, 2025

Investments carry risks, including possible loss of principal. Investments in equity securities are subject to additional risks, such as greater market fluctuations. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Portfolios investing in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds. The value of bonds will fluctuate relative to changes in interest rates, decreasing when interest rates rise. This effect is more pronounced for longer-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Investments in lower rated and unrated bonds may be more sensitive to default, downgrades, and market volatility; these investments may also be less liquid than higher rated bonds. A short position will lose value as the security’s price increases. Theoretically, the loss on a short sale can be unlimited. Investments in derivatives are subject to the risks associated with the securities or other assets underlying the pool of securities, including illiquidity and difficulty in valuation. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

Semi-Annual Financial Statements | 3

Schedule of Investments

Thornburg Core Plus Bond ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 9.4%

	AUTO RECEIVABLES — 5.4%
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class B, 6.632% due 7/26/2032	$45,738	$46,493
	Carvana Auto Receivables Trust,
	Series 2021-P1 Class C, 1.53% due 3/10/2027	145,000	140,778
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	75,000	76,012
[a]	GLS Auto Receivables Issuer Trust, Series 2022-1A Class D, 3.97% due 1/18/2028	50,000	49,646
[a]	Octane Receivables Trust, Series 2023-1A Class A, 5.87% due 5/21/2029	95,205	95,559
	Santander Drive Auto Receivables Trust,
	Series 2023-5 Class A2, 6.31% due 7/15/2027	41,524	41,560
	Series 2024-4 Class A3, 4.85% due 1/16/2029	100,000	100,404
	Toyota Auto Receivables Owner Trust, Series 2023-B Class A2A, 5.28% due 5/15/2026	55,838	55,852
[a]	Wheels Fleet Lease Funding 1 LLC, Series 2023-2A Class A, 6.46% due 8/18/2038	75,536	76,775
			683,079
	CREDIT CARD — 0.8%
	BA Credit Card Trust, Series 2023-A1 Class A1, 4.79% due 5/15/2028	105,000	105,560
			105,560
	OTHER ASSET BACKED — 2.6%
[a]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	50,000	49,776
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	97,153	79,881
[a,b]	PFS Financing Corp., Series 2023-D Class A, 5.489% (SOFR30A + 1.15%) due 8/15/2027	147,000	147,472
[a]	Retained Vantage Data Centers Issuer LLC, Series 2023-2A Class A2, 5.05% due 9/15/2048	50,000	49,261
			326,390
	STUDENT LOAN — 0.6%
[a,b]	College Ave Student Loans LLC, Series 2019-A Class A1, 5.834% (TSFR1M + 1.51%) due 12/28/2048	83,145	83,715
			83,715
	TOTAL ASSET BACKED SECURITIES (Cost $1,194,843)		1,198,744

	CORPORATE BONDS — 25.8%

	AUTOMOBILES & COMPONENTS — 1.0%
	Automobiles — 1.0%
[a]	Harley-Davidson Financial Services, Inc., 5.036% due 4/21/2025	100,000	99,318
[a]	Hyundai Capital America, 4.30% due 9/24/2027	25,000	24,748
			124,066
	BANKS — 0.8%
	Banks — 0.8%
[b]	Bank of New York Mellon Corp., 4.975% (SOFR + 1.09%) due 3/14/2030	25,000	25,345
[b]	Santander Holdings USA, Inc., 6.174% (SOFR + 2.50%) due 1/9/2030	25,000	25,871
[b]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	25,000	25,264
[b]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	25,000	25,612
			102,092
	CAPITAL GOODS — 1.1%
	Aerospace & Defense — 0.4%
[a]	BWX Technologies, Inc., 4.125% due 4/15/2029	25,000	23,435
[a]	TransDigm, Inc., 6.375% due 3/1/2029	25,000	25,340
	Machinery — 0.5%
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	25,000	23,484
[c]	nVent Finance SARL, 2.75% due 11/15/2031	25,000	21,533
	Regal Rexnord Corp., 6.30% due 2/15/2030	25,000	26,001
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	25,000	26,198
			145,991

4 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF  |  February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMERCIAL & PROFESSIONAL SERVICES — 0.6%
	Commercial Services & Supplies — 0.4%
	CoreCivic, Inc., 8.25% due 4/15/2029	$25,000	$26,523
	Equifax, Inc., 3.25% due 6/1/2026	25,000	24,575
	Professional Services — 0.2%
[a]	Korn Ferry, 4.625% due 12/15/2027	25,000	24,389
			75,487
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.2%
	Specialty Retail — 0.2%
	Genuine Parts Co., 4.95% due 8/15/2029	25,000	25,047
			25,047
	CONSUMER DURABLES & APPAREL — 0.2%
	Leisure Products — 0.2%
	Polaris, Inc., 6.95% due 3/15/2029	25,000	26,428
			26,428
	CONSUMER SERVICES — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	25,000	23,649
			23,649
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	25,000	26,008
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	25,000	24,194
			50,202
	ENERGY — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	10,000	9,935
[a]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	10,000	10,414
[c]	Ecopetrol SA, 8.375% due 1/19/2036	20,000	19,826
[c]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	25,000	26,016
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	25,000	25,786
[a,c]	Parkland Corp., 5.875% due 7/15/2027	25,000	24,993
[c]	Petroleos Mexicanos, 7.69% due 1/23/2050	20,000	15,147
[a]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	25,000	24,827
[a]	Sunoco LP, 7.25% due 5/1/2032	25,000	26,080
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	35,529
			218,553
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
	Diversified REITs — 1.0%
[a]	American Tower Trust #1, 3.652% due 3/15/2048	50,000	48,366
	Crown Castle, Inc.,
	4.90% due 9/1/2029	10,000	10,009
	5.80% due 3/1/2034	25,000	25,920
	Extra Space Storage LP, 3.90% due 4/1/2029	25,000	24,158
[a]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	20,000	18,758
			127,211
	FINANCIAL SERVICES — 2.3%
	Capital Markets — 1.3%
[a]	Blue Owl Credit Income Corp., 6.60% due 9/15/2029	25,000	25,655
[a]	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	25,000	25,182
	Hercules Capital, Inc., 3.375% due 1/20/2027	35,000	33,795
[a]	LPL Holdings, Inc., 4.00% due 3/15/2029	35,000	33,491
	Main Street Capital Corp., 6.50% due 6/4/2027	25,000	25,566
	Nasdaq, Inc., 5.55% due 2/15/2034	25,000	25,898

See notes to financial statements.	Semi-Annual Financial Statements | 5

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF  |  February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Consumer Finance — 0.4%
[b]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	$25,000	$25,936
[a]	FirstCash, Inc., 6.875% due 3/1/2032	25,000	25,518
	Financial Services — 0.4%
[b]	Citigroup, Inc., 3.785% (SOFR + 2.44%) due 3/17/2033	25,000	22,944
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	25,000	25,947
	Mortgage Real Estate Investment Trusts — 0.2%
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	20,000	20,401
			290,333
	FOOD, BEVERAGE & TOBACCO — 0.8%
	Beverages — 0.2%
[c]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	25,000	24,005
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	30,000	30,674
	Post Holdings, Inc.,
[a]	5.50% due 12/15/2029	10,000	9,798
[a]	6.25% due 2/15/2032	10,000	10,086
	Tobacco — 0.2%
	BAT Capital Corp., 7.75% due 10/19/2032	25,000	28,766
			103,329
	HEALTH CARE EQUIPMENT & SERVICES — 1.4%
	Health Care Equipment & Supplies — 0.2%
[a]	Hologic, Inc., 3.25% due 2/15/2029	25,000	23,117
	Health Care Providers & Services — 1.2%
	Centene Corp., 3.00% due 10/15/2030	25,000	21,903
[a]	Highmark, Inc., 1.45% due 5/10/2026	25,000	23,946
	Humana, Inc., 3.95% due 3/15/2027	25,000	24,645
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	25,000	24,333
	Tenet Healthcare Corp., 6.75% due 5/15/2031	25,000	25,507
	Universal Health Services, Inc., 4.625% due 10/15/2029	35,000	34,173
			177,624
	INSURANCE — 3.4%
	Insurance — 3.4%
	Aon North America, Inc., 5.45% due 3/1/2034	60,000	61,369
[a]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	25,000	25,327
	CNA Financial Corp., 5.125% due 2/15/2034	25,000	24,838
	CNO Financial Group, Inc., 6.45% due 6/15/2034	35,000	37,025
[a,c,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	25,000	25,178
[b]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.47%) due 9/1/2040	25,000	24,839
[c]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	25,000	25,674
	Globe Life, Inc., 5.85% due 9/15/2034	25,000	25,614
	Horace Mann Educators Corp., 7.25% due 9/15/2028	25,000	26,961
[a,c]	Intact Financial Corp., 5.459% due 9/22/2032	25,000	25,423
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	25,000	25,653
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	25,000	25,066
[c]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	25,000	25,616
[a]	RGA Global Funding, 2.70% due 1/18/2029	30,000	27,959
	Stewart Information Services Corp., 3.60% due 11/15/2031	25,000	22,257
			428,799
	MATERIALS — 1.0%
	Containers & Packaging — 1.0%
[c]	Amcor Group Finance plc, 5.45% due 5/23/2029	25,000	25,521
	Ball Corp., 2.875% due 8/15/2030	25,000	21,922
[a]	Berry Global, Inc., 5.625% due 7/15/2027	30,000	30,010
[a,c]	CCL Industries, Inc., 3.05% due 6/1/2030	25,000	22,800
	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75% due 2/1/2026	25,000	24,803
			125,056

6 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF  |  February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	MEDIA & ENTERTAINMENT — 0.4%
	Media — 0.4%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	$25,000	$20,927
[a]	Sirius XM Radio LLC, 5.50% due 7/1/2029	25,000	24,478
			45,405
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc., 4.65% due 9/9/2026	25,000	24,988
			24,988
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
[a]	Broadcom, Inc., 3.187% due 11/15/2036	25,000	20,576
	Micron Technology, Inc., 6.75% due 11/1/2029	25,000	26,835
[a]	Qorvo, Inc., 3.375% due 4/1/2031	25,000	21,867
			69,278
	SOFTWARE & SERVICES — 1.3%
	Information Technology Services — 0.4%
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	25,000	25,422
[a]	Science Applications International Corp., 4.875% due 4/1/2028	25,000	24,121
	Software — 0.9%
[a,c]	Constellation Software, Inc., 5.158% due 2/16/2029	25,000	25,383
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	25,000	23,942
[a]	MSCI, Inc., 3.625% due 9/1/2030	25,000	23,171
[a,c]	Open Text Corp., 3.875% due 12/1/2029	25,000	23,001
[a]	SS&C Technologies, Inc., 6.50% due 6/1/2032	25,000	25,574
			170,614
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.6%
	Electronic Equipment, Instruments & Components — 1.6%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	25,000	23,407
[c]	Flex Ltd., 4.875% due 5/12/2030	25,000	24,786
	Vontier Corp., 2.40% due 4/1/2028	25,000	23,127
	WESCO Distribution, Inc.,
[a]	6.375% due 3/15/2029	25,000	25,459
[a,d]	6.375% due 3/15/2033	75,000	75,671
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	25,000	25,416
			197,866
	TRANSPORTATION — 0.4%
	Air Freight & Logistics — 0.2%
	Ryder System, Inc., 5.30% due 3/15/2027	25,000	25,336
	Ground Transportation — 0.2%
	GATX Corp., 3.25% due 3/30/2025	25,000	24,947
			50,283
	UTILITIES — 5.3%
	Electric Utilities — 4.7%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	25,000	21,743
	American Electric Power Co., Inc., 2.30% due 3/1/2030	50,000	44,262
	Black Hills Corp., 6.15% due 5/15/2034	25,000	26,370
[a]	Boston Gas Co., 3.757% due 3/16/2032	25,000	22,811
	Connecticut Light & Power Co., 4.95% due 8/15/2034	25,000	24,867
	DTE Energy Co.,
	5.20% due 4/1/2030	20,000	20,284
	5.85% due 6/1/2034	30,000	31,199
[a]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	25,000	22,727
	Exelon Corp., 5.125% due 3/15/2031	25,000	25,302
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	10,000	9,903
	ITC Holdings Corp., 5.30% due 7/1/2043	25,000	23,829
[a]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	37,863

See notes to financial statements.	Semi-Annual Financial Statements | 7

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	$25,000	$21,422
[a]	Monongahela Power Co., 3.55% due 5/15/2027	25,000	24,370
[b]	Pacific Gas & Electric Co., 5.367% (SOFRINDX + 0.95%) due 9/4/2025	25,000	24,975
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	25,000	24,971
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	25,000	21,237
	Puget Energy, Inc., 4.224% due 3/15/2032	25,000	23,307
[b]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	25,000	24,664
	Southwestern Public Service Co., 6.00% due 6/1/2054	25,000	25,860
	Tucson Electric Power Co., 5.20% due 9/15/2034	30,000	30,030
	Union Electric Co., 2.95% due 3/15/2030	25,000	23,086
	Virginia Electric & Power Co., 5.05% due 8/15/2034	25,000	24,810
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	25,000	25,449
	Gas Utilities — 0.6%
[a,c]	APA Infrastructure Ltd., 5.125% due 9/16/2034	50,000	49,238
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	25,000	25,803
			680,382
	TOTAL CORPORATE BONDS (Cost $3,258,994)		3,282,683

OTHER GOVERNMENT — 1.0%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	100,000	56,453
	U.K. Gilts (GBP), 3.25% due 1/31/2033	60,000	69,880
	TOTAL OTHER GOVERNMENT (Cost $126,547)		126,333

U.S. TREASURY SECURITIES — 33.6%
	U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/2054	267,368	263,347
	U.S. Treasury Notes,
	3.375%, 5/15/2044	1,250,000	1,062,500
	3.75%, 12/31/2030	160,000	157,400
	4.125%, 8/15/2053	465,000	436,010
	4.25%, 11/15/2034	1,220,000	1,224,766
	4.625%, 11/15/2044	600,000	606,563
	U.S. Treasury Strip Coupon, 7.60%, 11/15/2041	1,120,000	513,846
	TOTAL U.S. TREASURY SECURITIES (Cost $4,163,173)		4,264,432

MORTGAGE BACKED — 19.2%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	159,496	148,566
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.881% due 12/25/2066	83,981	77,073
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	30,000	31,460
[a,b]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	108,930	107,855
[b]	Federal Home Loan Mtg Corp., Pool 841733, 2.092% (2.19% - SOFR30A) due 6/1/2052	105,664	97,445
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	90,000	91,029
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD2278, 3.00% due 8/1/2052	113,851	99,443
	Pool SD2601, 2.50% due 2/1/2053	182,822	153,292
	Pool SD8194, 2.50% due 2/1/2052	253,912	213,100
	Pool SD8218, 2.00% due 6/1/2052	118,698	95,197
	Pool SD8225, 3.00% due 7/1/2052	360,310	314,630
	Federal National Mtg Assoc.,
	Pool AM5836, 4.05% due 4/1/2032	81,239	78,819
	Pool BL2763, 3.99% due 6/1/2049	91,458	80,795
	Pool BS7738, 4.20% due 3/1/2033	17,000	16,604
	Federal National Mtg Assoc., UMBS Collateral,
	Pool FS4713, 2.50% due 5/1/2053	116,101	97,347
	Pool MA5107, 5.50% due 8/1/2053	199,467	199,935
	Pool MA5611, 4.00% due 2/1/2055	264,256	247,814
[a,b]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	98,447	88,181
	Government National Mtg Assoc., CMBS,
	Series 2021-110 Class AC, 1.75% due 10/16/2062	27,641	20,899
	Series 2021-75 Class AC, 1.60% due 4/16/2062	36,054	26,946
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	34,000	30,455

8 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
a,b	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	$97,659	$98,965
a,b	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.577% (TSFR1M + 1.26%) due 5/15/2038	30,000	29,786
	TOTAL MORTGAGE BACKED (Cost $2,407,255)		2,445,636

	SHORT-TERM INVESTMENTS — 1.7%
e	Thornburg Capital Management Fund	21,679	216,792
	TOTAL SHORT-TERM INVESTMENTS (Cost $216,792)		216,792

	TOTAL INVESTMENTS — 90.7% (Cost $11,367,604)		$11,534,620

	OTHER ASSETS LESS LIABILITIES — 9.3%		1,178,669

	NET ASSETS — 100.0%		$12,713,289

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, the aggregate value of these securities in the Fund’s portfolio was $2,854,250, representing 22.45% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on February 28, 2025.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	When-issued security.

e	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AUD	Denominated in Australian Dollar	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	SOFRINDX	Secured Overnight Financing Rate Index
CMT	Constant Maturity Rate	TSFR1M	Term SOFR 1 Month
GBP	Denominated in Pound Sterling	UMBS	Uniform Mortgage Backed Securities
Mtg	Mortgage

COUNTRY EXPOSURE *
(percent of net assets)

United States	84.8%
Canada	1.4%
United Kingdom	0.9%
Australia	0.8%
Bermuda	0.4%
Israel	0.2%
Guatemala	0.2%
Colombia	0.2%
Mexico	0.1%
Other Assets Less Liabilities	11.0%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 9

Schedule of Investments

Thornburg Multi Sector Bond ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 14.2%

	AUTO RECEIVABLES — 9.0%
	CarMax Auto Owner Trust, Series 2021-3 Class A3, 0.55% due 6/15/2026	$133,833	$133,162
	Carvana Auto Receivables Trust,
	Series 2022-P3 Class A3, 4.61% due 11/10/2027	288,169	288,103
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	150,000	152,025
[a]	Series 2023-P3 Class A2, 6.09% due 11/10/2026	403,467	403,668
[a]	GLS Auto Receivables Issuer Trust, Series 2022-1A Class D, 3.97% due 1/18/2028	170,000	168,797
	GM Financial Consumer Automobile Receivables Trust, Series 2022-1 Class A3, 1.26% due 11/16/2026	203,160	201,826
[a]	Hertz Vehicle Financing III LLC, Series 2022-1A Class A, 1.99% due 6/25/2026	196,667	195,693
[a]	LAD Auto Receivables Trust, Series 2022-1A Class A, 5.21% due 6/15/2027	275,831	276,174
	Lendbuzz Securitization Trust,
[a]	Series 2023-2A Class A2, 7.09% due 10/16/2028	204,101	207,319
[a]	Series 2024-1A Class A2, 6.19% due 8/15/2029	261,974	264,179
	Santander Drive Auto Receivables Trust, Series 2023-5 Class A2, 6.31% due 7/15/2027	438,970	439,348
[a]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	250,000	251,413
			2,981,707
	OTHER ASSET BACKED — 3.8%
[a]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	150,340	151,418
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	244,270	200,843
[a]	Prosper Marketplace Issuance Trust, Series 2023-1A Class B, 7.48% due 7/16/2029	100,000	100,533
[a]	Upstart Securitization Trust, Series 2023-1 Class B, 8.35% due 2/20/2033	380,404	383,175
	Verizon Master Trust, Series 2022-6 Class A, 3.67% due 1/22/2029	404,000	402,595
			1,238,564
	STUDENT LOAN — 1.4%
	SMB Private Education Loan Trust,
[a,b]	Series 2017-A Class A2B, 5.326% (TSFR1M + 1.01%) due 9/15/2034	107,223	107,196
[a,b]	Series 2017-B Class A2B, 5.176% (TSFR1M + 0.86%) due 10/15/2035	361,024	360,307
			467,503
	TOTAL ASSET BACKED SECURITIES (Cost $4,686,837)		4,687,774

	CORPORATE BONDS — 38.7%

	AUTOMOBILES & COMPONENTS — 0.9%
	Automobiles — 0.9%
	Harley-Davidson Financial Services, Inc.,
[a]	3.05% due 2/14/2027	50,000	47,992
[a]	4.901% due 4/22/2025	100,000	99,304
[a]	5.036% due 4/21/2025	100,000	99,318
[a]	Hyundai Capital America, 5.45% due 6/24/2026	50,000	50,517
			297,131
	BANKS — 0.5%
	Banks — 0.5%
[b]	Santander Holdings USA, Inc., 6.124% (SOFR + 1.23%) due 5/31/2027	50,000	50,749
[b]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	100,000	101,057
			151,806
	CAPITAL GOODS — 1.3%
	Aerospace & Defense — 0.4%
[a]	BWX Technologies, Inc., 4.125% due 6/30/2028	70,000	66,559
[a]	TransDigm, Inc., 6.75% due 8/15/2028	65,000	66,141
	Machinery — 0.6%
[a,c]	ATS Corp., 4.125% due 12/15/2028	65,000	60,978
[a]	Esab Corp., 6.25% due 4/15/2029	50,000	50,851
[b]	John Deere Capital Corp., 5.01% (SOFR + 0.60%) due 6/11/2027	71,000	71,362
	Trading Companies & Distributors — 0.3%
	LKQ Corp., 6.25% due 6/15/2033	50,000	52,396
[a]	Windsor Holdings III LLC, 8.50% due 6/15/2030	55,000	58,224
			426,511

10 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMERCIAL & PROFESSIONAL SERVICES — 2.3%
	Commercial Services & Supplies — 1.7%
[a]	ACCO Brands Corp., 4.25% due 3/15/2029	$75,000	$69,093
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	117,000	113,889
	CoreCivic, Inc., 8.25% due 4/15/2029	45,000	47,741
[a,c]	Element Fleet Management Corp., 6.271% due 6/26/2026	100,000	101,860
	Equifax, Inc., 5.10% due 6/1/2028	110,000	111,524
	GEO Group, Inc., 8.625% due 4/15/2029	65,000	68,746
[a]	UL Solutions, Inc., 6.50% due 10/20/2028	50,000	52,508
	Professional Services — 0.6%
[a]	Gartner, Inc., 3.625% due 6/15/2029	76,000	71,513
[a]	Korn Ferry, 4.625% due 12/15/2027	65,000	63,412
	Verisk Analytics, Inc., 5.75% due 4/1/2033	50,000	52,401
			752,687
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.2%
	Specialty Retail — 0.2%
	Genuine Parts Co., 4.95% due 8/15/2029	50,000	50,093
			50,093
	CONSUMER DURABLES & APPAREL — 0.5%
	Household Durables — 0.2%
[a]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	55,000	54,245
	Textiles, Apparel & Luxury Goods — 0.3%
[a]	Champ Acquisition Corp., 8.375% due 12/1/2031	100,000	105,110
			159,355
	CONSUMER SERVICES — 0.4%
	Diversified Consumer Services — 0.2%
	Service Corp. International, 5.75% due 10/15/2032	70,000	69,474
	Hotels, Restaurants & Leisure — 0.2%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	65,000	61,486
			130,960
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[a]	5.875% due 2/15/2028	50,000	50,013
[a,d]	6.25% due 3/15/2033	65,000	65,751
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	55,000	57,218
	U.S. Foods, Inc.,
[a]	4.75% due 2/15/2029	50,000	48,389
[a]	5.75% due 4/15/2033	12,000	11,799
			233,170
	ENERGY — 3.6%
	Oil, Gas & Consumable Fuels — 3.6%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	70,000	69,549
[a]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	68,000	71,314
[c]	Ecopetrol SA, 7.75% due 2/1/2032	120,000	118,957
[c]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	125,000	130,080
[a]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	50,000	48,011
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	50,000	51,572
	MPLX LP, 4.95% due 9/1/2032	50,000	49,158
	NuStar Logistics LP, 6.00% due 6/1/2026	150,000	150,768
[a,c]	Parkland Corp., 5.875% due 7/15/2027	150,000	149,957
[c]	Petroleos Mexicanos, 5.95% due 1/28/2031	160,000	135,862
[a]	Sunoco LP, 7.00% due 5/1/2029	111,000	115,111
[a]	Whistler Pipeline LLC, 5.40% due 9/30/2029	110,000	110,905
			1,201,244

See notes to financial statements.	Semi-Annual Financial Statements | 11

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
	Diversified REITs — 1.5%
	American Tower Corp., 5.80% due 11/15/2028	$50,000	$51,816
[a]	American Tower Trust #1, 3.652% due 3/15/2048	80,000	77,386
	Crown Castle, Inc., 5.00% due 1/11/2028	50,000	50,395
	Digital Realty Trust LP, 4.45% due 7/15/2028	50,000	49,624
	Extra Space Storage LP, 5.70% due 4/1/2028	110,000	113,013
[a]	Iron Mountain, Inc., 7.00% due 2/15/2029	65,000	66,944
	Realty Income Corp., 4.70% due 12/15/2028	50,000	50,106
	Sun Communities Operating LP, 5.50% due 1/15/2029	50,000	51,097
			510,381
	FINANCIAL SERVICES — 3.6%
	Capital Markets — 1.8%
	Ares Capital Corp., 3.25% due 7/15/2025	50,000	49,636
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	50,000	52,537
[a]	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	50,000	50,364
	Hercules Capital, Inc., 3.375% due 1/20/2027	110,000	106,213
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	100,000	98,721
	Main Street Capital Corp., 6.50% due 6/4/2027	110,000	112,489
	Nasdaq, Inc., 5.55% due 2/15/2034	110,000	113,950
	Consumer Finance — 0.2%
[a]	FirstCash, Inc., 5.625% due 1/1/2030	65,000	63,743
	Financial Services — 1.3%
[b]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	50,000	50,319
[b]	Charles Schwab Corp., 5.434% (SOFRINDX + 1.05%) due 3/3/2027	50,000	50,470
	Citigroup, Inc.,
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	50,000	48,027
[b,d]	4.786% (SOFR + 0.87% due 3/4/2029	60,000	60,178
[b]	Goldman Sachs Group, Inc., 5.225% (SOFR + 0.82%) due 9/10/2027	50,000	50,115
[b]	JPMorgan Chase & Co., 5.134% (SOFR + 0.77%) due 9/22/2027	71,000	71,201
[a]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	100,000	99,895
	Mortgage Real Estate Investment Trusts — 0.3%
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	110,000	112,204
			1,190,062
	FOOD, BEVERAGE & TOBACCO — 2.0%
	Beverages — 0.8%
[c]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	165,000	158,434
	Constellation Brands, Inc., 5.00% due 2/2/2026	115,000	114,921
	Food Products — 0.9%
[a]	Darling Ingredients, Inc., 5.25% due 4/15/2027	114,000	113,415
	Flowers Foods, Inc., 5.75% due 3/15/2035	120,000	122,696
[a]	Post Holdings, Inc., 5.50% due 12/15/2029	55,000	53,890
	Tobacco — 0.3%
	Altria Group, Inc., 2.45% due 2/4/2032	110,000	92,697
			656,053
	HEALTH CARE EQUIPMENT & SERVICES — 2.7%
	Health Care Equipment & Supplies — 1.3%
[a]	Dentsply Sirona, Inc., 5.027% due 3/17/2025	250,000	249,412
[a]	Hologic, Inc., 3.25% due 2/15/2029	121,000	111,886
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	65,000	66,010
	Health Care Providers & Services — 1.4%
	Centene Corp., 4.625% due 12/15/2029	100,000	95,970
[a]	Charles River Laboratories International, Inc., 4.25% due 5/1/2028	65,000	62,583
[a]	Highmark, Inc., 1.45% due 5/10/2026	50,000	47,893
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	131,000	127,502
	Tenet Healthcare Corp., 6.125% due 6/15/2030	65,000	65,149
	Universal Health Services, Inc., 4.625% due 10/15/2029	50,000	48,818
			875,223

12 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	HOUSEHOLD & PERSONAL PRODUCTS — 0.9%
	Household Products — 0.7%
[a]	Energizer Holdings, Inc., 4.75% due 6/15/2028	$55,000	$52,995
[a]	Prestige Brands, Inc., 3.75% due 4/1/2031	70,000	63,083
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	72,000	64,362
	5.25% due 12/15/2026	45,000	44,776
	Personal Care Products — 0.2%
[a]	Edgewell Personal Care Co., 5.50% due 6/1/2028	65,000	64,035
			289,251
	INSURANCE — 3.7%
	Insurance — 3.7%
	Aon North America, Inc., 5.45% due 3/1/2034	50,000	51,140
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	60,000	54,563
	CNO Financial Group, Inc., 6.45% due 6/15/2034	110,000	116,366
[a]	CNO Global Funding, 4.95% due 9/9/2029	50,000	50,210
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	65,000	66,033
[a,c,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	100,000	100,712
[c]	Enstar Group Ltd., 3.10% due 9/1/2031	50,000	43,407
[a]	Equitable Financial Life Global Funding, 1.40% due 8/27/2027	50,000	46,278
	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	50,000	52,419
[c]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	110,000	108,386
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	50,000	43,123
[a]	New York Life Global Funding, 4.55% due 1/28/2033	50,000	48,686
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	110,000	114,763
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	51,000	51,135
[c]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	110,000	112,710
	Stewart Information Services Corp., 3.60% due 11/15/2031	115,000	102,381
	Willis North America, Inc., 5.35% due 5/15/2033	50,000	50,641
			1,212,953
	MATERIALS — 2.3%
	Chemicals — 0.4%
[a,c]	NOVA Chemicals Corp., 5.25% due 6/1/2027	65,000	64,628
[a,c]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	65,000	60,743
	Containers & Packaging — 1.8%
[c]	Amcor Group Finance plc, 5.45% due 5/23/2029	50,000	51,043
	Ball Corp.,
	4.875% due 3/15/2026	63,000	62,785
	6.00% due 6/15/2029	50,000	50,840
[a]	Berry Global, Inc., 5.625% due 7/15/2027	85,000	85,029
	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75% due 2/1/2026	60,000	59,527
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	65,000	60,620
[a]	Matthews International Corp., 8.625% due 10/1/2027	55,000	57,689
	Sealed Air Corp.,
[a]	5.00% due 4/15/2029	50,000	48,823
[a]	6.50% due 7/15/2032	66,000	67,646
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	50,000	48,113
	Metals & Mining — 0.1%
[a]	Novelis Corp., 3.875% due 8/15/2031	60,000	52,732
			770,218
	MEDIA & ENTERTAINMENT — 0.7%
	Media — 0.7%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	70,000	62,630
[a]	News Corp., 3.875% due 5/15/2029	50,000	47,310
[a]	Sirius XM Radio LLC, 5.00% due 8/1/2027	116,000	114,352
			224,292
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.5%
	Biotechnology — 0.3%
	Illumina, Inc., 4.65% due 9/9/2026	110,000	109,948

See notes to financial statements.	Semi-Annual Financial Statements | 13

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF  |  February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Pharmaceuticals — 0.2%
	Viatris, Inc., 2.30% due 6/22/2027	$50,000	$47,150
			157,098
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
	Real Estate Management & Development — 0.2%
[a]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	70,000	70,687
			70,687
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
	Semiconductors & Semiconductor Equipment — 0.4%
	Micron Technology, Inc., 6.75% due 11/1/2029	50,000	53,670
[a]	Qorvo, Inc., 3.375% due 4/1/2031	50,000	43,735
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	50,000	48,102
			145,507
	SOFTWARE & SERVICES — 2.8%
	Information Technology Services — 0.9%
	Global Payments, Inc., 5.30% due 8/15/2029	110,000	111,588
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	112,000	113,890
[a]	Science Applications International Corp., 4.875% due 4/1/2028	65,000	62,716
	Internet Software & Services — 0.2%
[a]	Cogent Communications Group LLC, 7.00% due 6/15/2027	55,000	55,490
	Software — 1.7%
[a,c]	Constellation Software, Inc., 5.158% due 2/16/2029	50,000	50,765
	Fair Isaac Corp.,
[a]	4.00% due 6/15/2028	150,000	143,654
[a]	5.25% due 5/15/2026	68,000	68,007
[a]	MSCI, Inc., 4.00% due 11/15/2029	50,000	47,933
	Open Text Corp.,
[a,c]	3.875% due 2/15/2028	70,000	66,269
[a,c]	6.90% due 12/1/2027	50,000	51,707
[b]	Oracle Corp., 5.139% (SOFR + 0.76%) due 8/3/2028	71,000	71,351
[a]	SS&C Technologies, Inc., 6.50% due 6/1/2032	65,000	66,492
			909,862
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.2%
	Electronic Equipment, Instruments & Components — 1.2%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	65,000	63,760
[c]	Flex Ltd., 6.00% due 1/15/2028	100,000	103,005
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029	112,000	114,058
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	113,000	114,879
			395,702
	TRANSPORTATION — 0.4%
	Air Freight & Logistics — 0.2%
	Ryder System, Inc., 5.65% due 3/1/2028	50,000	51,408
	Ground Transportation — 0.2%
	GATX Corp., 3.25% due 3/30/2025	82,000	81,825
			133,233
	UTILITIES — 5.4%
	Electric Utilities — 4.6%
[a]	Alliant Energy Finance LLC, 5.95% due 3/30/2029	50,000	51,782
[d]	Ameren Corp., 5.375% due 3/15/2035	83,000	83,125
	American Electric Power Co., Inc., 5.699% due 8/15/2025	50,000	50,138
	Arizona Public Service Co., 5.70% due 8/15/2034	110,000	112,677
	Black Hills Corp., 2.50% due 6/15/2030	55,000	48,640
	DTE Energy Co.,
	4.875% due 6/1/2028	50,000	50,320
	5.20% due 4/1/2030	100,000	101,422
[a,c]	Electricite de France SA, 5.75% due 1/13/2035	102,000	103,571
	Eversource Energy, 5.45% due 3/1/2028	50,000	51,014

14 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF  |  February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Exelon Corp., 5.125% due 3/15/2031	$110,000	$111,330
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	50,000	51,218
[a]	Monongahela Power Co., 3.55% due 5/15/2027	53,000	51,664
	NextEra Energy Capital Holdings, Inc., 5.749% due 9/1/2025	50,000	50,231
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	110,000	109,871
	Public Service Electric & Gas Co., 5.20% due 8/1/2033	73,000	74,218
	Puget Energy, Inc., 4.10% due 6/15/2030	110,000	104,622
	Southern Co.,
	3.25% due 7/1/2026	50,000	49,188
[b]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	90,000	88,790
	Union Electric Co., 2.95% due 3/15/2030	50,000	46,172
	Xcel Energy, Inc., 5.45% due 8/15/2033	110,000	110,913
	Gas Utilities — 0.8%
[a,c]	APA Infrastructure Ltd., 5.125% due 9/16/2034	71,000	69,918
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	52,000	51,288
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	50,000	50,810
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	50,000	50,197
	Southwest Gas Corp., 5.80% due 12/1/2027	50,000	51,434
			1,774,553
	TOTAL CORPORATE BONDS (Cost $12,679,452)		12,718,032

	OTHER GOVERNMENT — 1.3%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	275,000	155,246
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	495,000	74,013
	U.K. Gilts (GBP), 3.25% due 1/31/2033	160,000	186,346
	TOTAL OTHER GOVERNMENT (Cost $419,002)		415,605

	U.S. TREASURY SECURITIES — 21.3%
	U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/2053	212,344	181,662
	U.S. Treasury Inflation-Indexed Notes,
	1.625%, 10/15/2027	703,164	712,723
	1.75%, 1/15/2034	251,544	250,994
	U.S. Treasury Notes,
	1.125%, 8/31/2028	700,000	635,086
	4.125%, 1/31/2027	200,000	200,438
	4.25%, 11/15/2034	1,200,000	1,204,687
	4.625%, 2/15/2035 - 11/15/2044	3,400,000	3,472,343
	U.S. Treasury Strip Coupon,
	6.264%, 11/15/2036	260,000	154,762
	6.39%, 5/15/2037	325,000	188,558
	TOTAL U.S. TREASURY SECURITIES (Cost $6,907,894)		7,001,253

	MORTGAGE BACKED — 24.2%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	318,993	297,132
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.881% due 12/25/2066	168,674	154,799
[a,b]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	24,283	23,538
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 5.757% due 1/25/2063	187,273	187,198
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	150,000	157,299
[a,b]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	294,513	291,609
[b]	Federal Home Loan Mtg Corp., Pool 841733, 2.092% (2.19% - SOFR30A) due 6/1/2052	87,288	80,498
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	180,000	182,058
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due 11/25/2063	94,804	79,457
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD2278, 3.00% due 8/1/2052	761,923	665,505
	Pool SD2601, 2.50% due 2/1/2053	552,925	463,613
	Pool SD8218, 2.00% due 6/1/2052	153,867	123,403
	Federal National Mtg Assoc.,
[b]	Pool BM7605, 1.984% (2.28% - SOFR30A) due 7/1/2052	124,050	114,431
	Pool BS3483, 2.26% due 10/1/2041	160,000	111,922

See notes to financial statements.	Semi-Annual Financial Statements | 15

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF  |  February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB4555, 4.50% due 9/1/2052	$144,607	$139,624
	Pool FS4713, 2.50% due 5/1/2053	776,981	651,479
	Pool FS6122, 3.00% due 9/1/2053	781,564	682,023
	Pool FS9660, 5.50% due 10/1/2054	327,939	328,938
	Pool FS9716, 2.00% due 8/1/2042	377,694	323,650
	Pool MA5611, 4.00% due 2/1/2055	144,593	135,596
[a,b]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ2 Class B4, 4.373% due 11/25/2049	93,435	83,701
[a,b]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	406,099	391,992
[a,b]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	114,094	114,344
[a,b]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-INV3 Class A1, 6.00% due 10/25/2057	240,288	241,100
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-1A Class A1, 4.00% due 2/25/2057	203,976	196,716
[a,b]	Series 2021-INV1 Class B5, 3.247% due 6/25/2051	91,556	72,853
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	86,000	77,034
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	163,748	136,059
[a,b]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	199,564	202,234
[a]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	100,000	101,594
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2D, 2.00% due 7/25/2030	65,000	56,484
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.577% (TSFR1M + 1.26%) due 5/15/2038	80,000	79,429
[a]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	150,000	129,331
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	90,433
[a,b]	Series 2020-2 Class A1A, 1.636% due 4/25/2060	222,543	201,337
[a,b]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	100,000	85,824
	UWM Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-INV1 Class A15, 2.50% due 8/25/2051	282,955	230,550
[a,b]	Series 2021-INV5 Class A14, 3.00% due 1/25/2052	171,917	146,563
[a,b]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B3, 3.78% due 1/20/2046	147,078	139,332
	TOTAL MORTGAGE BACKED (Cost $7,863,196)		7,970,682

	SHORT-TERM INVESTMENTS — 6.3%
[e]	Thornburg Capital Management Fund	207,922	2,079,218
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,079,218)		2,079,218

	TOTAL INVESTMENTS — 106.0% (Cost $34,635,599)		$34,872,564

	LIABILITIES NET OF OTHER ASSETS — (6.0)%		(1,965,244)

	NET ASSETS — 100.0%		$32,907,320

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, the aggregate value of these securities in the Fund’s portfolio was $13,237,872, representing 40.23% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on February 28, 2025.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	When-issued security.

e	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AUD	Denominated in Australian Dollar	Mtg	Mortgage
BRL	Denominated in Brazilian Real	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	SOFRINDX	Secured Overnight Financing Rate Index
CMT	Constant Maturity Rate	TSFR1M	Term SOFR 1 Month
GBP	Denominated in Pound Sterling	UMBS	Uniform Mortgage Backed Securities

16 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF  |   February 28, 2025 (Unaudited)

COUNTRY EXPOSURE *

(percent of net assets)

United States	93.4%
Canada	2.0%
Australia	0.9%
Bermuda	0.6%
United Kingdom	0.6%
Guatemala	0.5%
Mexico	0.4%
Israel	0.4%
Colombia	0.4%
France	0.3%
Brazil	0.2%
Other Assets Less Liabilities	0.3%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 17

Schedule of Investments

Thornburg International Equity ETF | February 28, 2025 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE

COMMON STOCK — 97.0%

BANKS — 7.5%
Banks — 7.5%
BNP Paribas SA	33,275	$2,514,968
ING Groep NV Series N	110,518	1,965,488
Mitsubishi UFJ Financial Group, Inc.	174,225	2,202,479
		6,682,935

CAPITAL GOODS — 20.2%
Aerospace & Defense — 7.2%
MTU Aero Engines AG	5,727	1,984,261
Rheinmetall AG	1,863	1,945,144
Safran SA	9,315	2,416,695
Construction & Engineering — 2.1%
Ferrovial SE	41,814	1,857,349
Electrical Equipment — 5.4%
ABB Ltd.	31,464	1,683,400
Mitsubishi Electric Corp.	74,382	1,139,929
Schneider Electric SE	8,211	1,992,711
Industrial Conglomerates — 4.0%
Hitachi Ltd.	87,216	2,172,651
Siemens AG	6,145	1,410,043
Machinery — 1.5%
FANUC Corp.	46,368	1,327,264
		17,929,447
COMMERCIAL & PROFESSIONAL SERVICES — 1.5%
Professional Services — 1.5%
Recruit Holdings Co. Ltd.	22,555	1,318,524
		1,318,524

CONSUMER DURABLES & APPAREL — 7.5%
Household Durables — 3.8%
Barratt Redrow plc	258,681	1,388,459
Sony Group Corp.	81,903	2,034,313
Textiles, Apparel & Luxury Goods — 3.7%
[a] Amer Sports, Inc.	43,194	1,291,069
LVMH Moet Hennessy Louis Vuitton SE	2,753	1,984,512
		6,698,353

CONSUMER SERVICES — 3.2%
Hotels, Restaurants & Leisure — 3.2%
Compass Group plc	32,775	1,143,243
Galaxy Entertainment Group Ltd. ADR	82,886	1,699,992
		2,843,235
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Consumer Staples Distribution & Retail — 1.4%
Alimentation Couche-Tard, Inc.	24,978	1,241,865
		1,241,865

ENERGY — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
Shell plc	39,537	1,318,796
TotalEnergies SE	41,607	2,493,843
		3,812,639

FINANCIAL SERVICES — 2.1%
Capital Markets — 2.1%
Hong Kong Exchanges & Clearing Ltd. ADR	41,814	1,886,648
		1,886,648

18 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity ETF | February 28, 2025 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE

FOOD, BEVERAGE & TOBACCO — 2.4%
Beverages — 1.1%
Diageo plc Sponsored ADR	8,970	$976,116
Food Products — 1.3%
Danone SA	16,215	1,158,268
		2,134,384

HEALTH CARE EQUIPMENT & SERVICES — 2.1%
Health Care Equipment & Supplies — 2.1%
Alcon AG	20,010	1,848,202
		1,848,202

HOUSEHOLD & PERSONAL PRODUCTS — 2.3%
Personal Care Products — 2.3%
L’Oreal SA	5,585	2,045,140
		2,045,140
INSURANCE — 4.7%
Insurance — 4.7%
Generali	50,784	1,672,088
NN Group NV	49,195	2,489,361
		4,161,449
MATERIALS — 6.0%
Chemicals — 4.2%
Air Liquide SA	8,004	1,466,467
Linde plc	4,830	2,255,851
Metals & Mining — 1.8%
Freeport-McMoRan, Inc.	43,746	1,614,665
		5,336,983
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.5%
Life Sciences Tools & Services — 1.1%
Stevanato Group SpA	51,336	956,903
Pharmaceuticals — 6.4%
AstraZeneca plc Sponsored ADR	35,466	2,702,864
Novo Nordisk AS Class B	14,536	1,303,102
Roche Holding AG	5,175	1,714,779
		6,677,648
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Semiconductors & Semiconductor Equipment — 2.7%
Disco Corp.	5,304	1,323,754
Taiwan Semiconductor Manufacturing Co. Ltd.	34,140	1,082,075
		2,405,829
SOFTWARE & SERVICES — 3.9%
Software — 3.9%
Constellation Software, Inc.	483	1,664,908
SAP SE	6,352	1,748,127
		3,413,035
TECHNOLOGY HARDWARE & EQUIPMENT — 2.2%
Electronic Equipment, Instruments & Components — 2.2%
Keyence Corp.	4,979	1,965,007
		1,965,007
TELECOMMUNICATION SERVICES — 4.3%
Diversified Telecommunication Services — 4.3%
Internet Initiative Japan, Inc.	49,694	837,339
Orange SA	247,986	2,969,931
		3,807,270

See notes to financial statements.	Semi-Annual Financial Statements | 19

Schedule of Investments, Continued

Thornburg International Equity ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	TRANSPORTATION — 3.8%
	Air Freight & Logistics — 1.4%
	Deutsche Post AG ADR	31,119	$1,216,130
	Ground Transportation — 2.4%
	Canadian Pacific Kansas City Ltd.	28,014	2,182,851
			3,398,981
	UTILITIES — 7.4%
	Electric Utilities — 4.4%
	Enel SpA	253,092	1,853,305
	Iberdrola SA	140,123	2,027,724
	Multi-Utilities — 3.0%
	E.ON SE	211,290	2,697,030
			6,578,059
	TOTAL COMMON STOCK (Cost $84,740,829)		86,185,633

	SHORT-TERM INVESTMENTS — 3.0%
[b]	Thornburg Capital Management Fund	272,522	2,725,217
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,725,217)		2,725,217

	TOTAL INVESTMENTS — 100.0% (Cost $87,466,046)		$88,910,850

	LIABILITIES NET OF OTHER ASSETS — (0.0)%		(38,494)

	NET ASSETS — 100.0%		$88,872,356

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

France	19.8%
Japan	16.6%
United States	14.6%
Germany	12.8%
United Kingdom	7.2%
Canada	5.9%
Italy	5.2%
Netherlands	5.2%
Spain	2.3%
Hong Kong	2.2%
Macao	2.0%
Switzerland	1.9%
Denmark	1.5%
Finland	1.5%
Taiwan	1.3%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

20 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg International Growth ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 98.3%

	AUTOMOBILES & COMPONENTS — 3.5%
	Automobiles — 3.5%
	Ferrari NV	377	$175,143
			175,143
	BANKS — 1.2%
	Banks — 1.2%
[a]	NU Holdings Ltd. Class A	5,628	60,501
			60,501
	CAPITAL GOODS — 2.1%
	Trading Companies & Distributors — 2.1%
	Diploma plc	1,888	106,775
			106,775
	COMMERCIAL & PROFESSIONAL SERVICES — 1.6%
	Professional Services — 1.6%
	Wolters Kluwer NV	524	80,231
			80,231
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 4.8%
	Broadline Retail — 4.8%
[a]	MercadoLibre, Inc.	112	237,649
			237,649
	CONSUMER DURABLES & APPAREL — 3.6%
	Textiles, Apparel & Luxury Goods — 3.6%
	Brunello Cucinelli SpA	892	115,665
	Hermes International SCA	23	65,302
			180,967
	CONSUMER SERVICES — 2.8%
	Hotels, Restaurants & Leisure — 2.8%
[a,b]	Basic-Fit NV	1,496	35,693
[a]	Flutter Entertainment plc	372	104,380
			140,073
	FINANCIAL SERVICES — 6.7%
	Capital Markets — 3.3%
	Deutsche Boerse AG	448	116,741
	Marex Group plc	1,377	50,453
	Financial Services — 3.4%
	Mastercard, Inc. Class A	292	168,283
			335,477
	HEALTH CARE EQUIPMENT & SERVICES — 5.0%
	Health Care Equipment & Supplies — 5.0%
	Alcon AG	1,184	109,359
	Hoya Corp.	1,184	137,603
			246,962
	HOUSEHOLD & PERSONAL PRODUCTS — 3.3%
	Personal Care Products — 3.3%
	Beiersdorf AG	1,192	163,530
			163,530
	MATERIALS — 4.8%
	Chemicals — 3.4%
	Air Liquide SA	920	168,559
	Metals & Mining — 1.4%
	Teck Resources Ltd. Class B	1,776	71,470
			240,029

See notes to financial statements.	Semi-Annual Financial Statements | 21

Schedule of Investments, Continued

Thornburg International Growth ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	MEDIA & ENTERTAINMENT — 11.7%
	Entertainment — 3.4%
[a]	Sea Ltd. ADR	1,348	$171,560
	Interactive Media & Services — 4.6%
	Hemnet Group AB	6,136	230,233
	Media — 3.7%
	Schibsted ASA Class A	6,552	182,890
			584,683
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 18.1%
	Biotechnology — 2.5%
[a,b]	BioArctic AB Class B	2,528	57,430
	CSL Ltd.	416	67,260
	Life Sciences Tools & Services — 4.6%
[a]	ICON plc ADR	376	71,447
	Lonza Group AG	252	158,688
	Pharmaceuticals — 11.0%
	AstraZeneca plc Sponsored ADR	2,656	202,414
	Novo Nordisk AS Class B	3,821	342,539
			899,778
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.1%
	Semiconductors & Semiconductor Equipment — 11.1%
	ASM International NV	86	45,784
	ASML Holding NV	180	126,710
	BE Semiconductor Industries NV	848	93,597
	Disco Corp.	396	98,832
	Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	190,172
			555,095
	SOFTWARE & SERVICES — 11.7%
	Information Technology Services — 6.1%
[a]	Globant SA	396	59,610
	Nomura Research Institute Ltd.	5,132	169,675
[a]	Shopify, Inc. Class A	654	73,248
	Software — 5.6%
[a]	Cadence Design Systems, Inc.	156	39,078
[a]	Money Forward, Inc.	2,388	63,549
	SAP SE	648	178,335
			583,495
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.2%
	Communications Equipment — 1.0%
[a]	Arista Networks, Inc.	551	51,270
	Electronic Equipment, Instruments & Components — 3.2%
	Keyence Corp.	396	156,285
			207,555
	TRANSPORTATION — 1.0%
	Ground Transportation — 1.0%
	Canadian Pacific Kansas City Ltd.	650	50,648
			50,648
	UTILITIES — 1.1%
	Multi-Utilities — 1.1%
	E.ON SE	4,084	52,131
			52,131
	TOTAL COMMON STOCK (Cost $4,950,630)		4,900,722

22 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg International Growth ETF | February 28, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	SHORT-TERM INVESTMENTS — 0.7%
[c]	Thornburg Capital Management Fund	3,395	$33,950
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,950)		33,950

	TOTAL INVESTMENTS — 99.0% (Cost $4,984,580)		$4,934,672

	OTHER ASSETS LESS LIABILITIES — 1.0%		49,895

	NET ASSETS — 100.0%		$4,984,567

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, the aggregate value of these securities in the Fund’s portfolio was $93,123, representing 1.87% of the Fund’s net assets.

c	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

Japan	12.8%
United States	11.5%
Germany	10.4%
United Kingdom	9.5%
Netherlands	7.8%
Denmark	7.0%
Brazil	6.1%
Italy	5.9%
Sweden	5.9%
France	4.8%
Canada	4.0%
Taiwan	3.9%
Norway	3.7%
Singapore	3.5%
Switzerland	3.2%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 23

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	THORNBURG CORE PLUS BOND ETF	THORNBURG MULTI SECTOR BOND ETF	THORNBURG INTERNATIONAL EQUITY ETF	THORNBURG INTERNATIONAL GROWTH ETF
ASSETS
Investments at cost
Non-affiliated issuers	$11,150,812	$32,556,381	$84,740,829	$4,950,630
Non-controlled affiliated issuers	216,792	2,079,218	2,725,217	33,950
Investments at value
Non-affiliated issuers	11,317,828	32,793,346	86,185,633	4,900,722
Non-controlled affiliated issuers	216,792	2,079,218	2,725,217	33,950
Cash	3,297	147,592	—	—
Foreign currency at value(a)	—	—	48,584	—
Receivable for investments sold	—	202,928	133	49,441
Receivable for fund shares sold	2,541,589	—	1,297,112	—
Dividends receivable	1,394	5,463	71,446	2,910
Tax reclaims receivable	—	—	4,800	—
Principal and interest receivable	93,841	244,410	—	—

Total Assets	14,174,741	35,472,957	90,332,925	4,987,023

LIABILITIES
Payable for investments purchased	1,458,485	2,464,805	1,420,692	121
Payable to investment advisor and other affiliates	2,967	100,832	39,877	2,335

Total Liabilities	1,461,452	2,565,637	1,460,569	2,456

NET ASSETS	$12,713,289	$32,907,320	$88,872,356	$4,984,567

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$12,541,589	$32,638,897	$87,422,677	$5,043,273
Distributable earnings (accumulated loss)	171,700	268,423	1,449,679	(58,706)

NET ASSETS	$12,713,289	$32,907,320	$88,872,356	$4,984,567

NET ASSET VALUE
Net assets applicable to shares outstanding	$12,713,289	$32,907,320	$88,872,356	$4,984,567
Shares outstanding	500,000	1,300,000	3,450,000	200,000
Net asset value and redemption price per share	25.43	25.31	25.76	24.92

(a) Cost of foreign currency is $0; $0; $48,584; $0 respectively.

See notes to financial statements.

24  |  Semi-Annual Financial Statements

Statements of Operations
Period Ended February 28, 2025 (Unaudited)

	THORNBURG CORE PLUS BOND ETF(a)	THORNBURG MULTI SECTOR BOND ETF(b)	THORNBURG INTERNATIONAL EQUITY ETF(c)	THORNBURG INTERNATIONAL GROWTH ETF(d)
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$—	$—	$103,440	$3,164
Non-controlled affiliated issuers	1,394	5,463	26,318	420
Dividend taxes withheld	—	—	(6,329)	(65)
Interest income	36,776	77,322	—	—

Total Income	38,170	82,785	123,429	3,519

EXPENSES
Investment management fees	2,967	7,666	45,341	2,697
Total Expenses	2,967	7,666	45,341	2,697
Net Investment Income (Loss)	$35,203	$75,119	$78,088	$822

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	(411)	14,740	(48,531)	(9,177)
Foreign currency transactions	—	92	(24,633)	(443)
Net realized gain (loss)	(411)	14,832	(73,164)	(9,620)

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments	167,016	236,965	1,444,804	(49,908)
Foreign currency translations	56	(292)	(49)	—
Change in net unrealized appreciation (depreciation)	167,072	236,673	1,444,755	(49,908)
Net Realized and Unrealized Gain (Loss)	166,661	251,505	1,371,591	(59,528)
Change in Net Assets Resulting from Operations	$201,864	$326,624	$1,449,679	$(58,706)

(a)	The Fund commenced operations on February 4, 2025.

(b)	The Fund commenced operations on February 4, 2025.

(c)	The Fund commenced operations on January 21, 2025.

(d)	The Fund commenced operations on January 22, 2025.

See notes to financial statements.

Semi-Annual Financial Statements | 25

Statements of Changes in Net Assets

	THORNBURG CORE PLUS BOND ETF PERIOD ENDED FEBRUARY 28, 2025(a)	THORNBURG MULTI SECTOR BOND ETF PERIOD ENDED FEBRUARY 28, 2025(b)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$35,203	$75,119
Net realized gain (loss)	(411)	14,832
Net change in unrealized appreciation (depreciation)	167,072	236,673

Net Increase (Decrease) in Net Assets Resulting from Operations	201,864	326,624

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	(30,164)	(58,201)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	12,541,589	32,638,897
Net Increase (Decrease) in Net Assets	12,713,289	32,907,320

NET ASSETS
Beginning of Period	—	—
End of Period	$12,713,289	$32,907,320

(a)	The Fund commenced operations on February 4, 2025.

(b)	The Fund commenced operations on February 4, 2025.

See notes to financial statements.

26 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG INTERNATIONAL EQUITY ETF PERIOD ENDED FEBRUARY 28, 2025(a)	THORNBURG INTERNATIONAL GROWTH ETF PERIOD ENDED FEBRUARY 28, 2025(b)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$78,088	$822
Net realized gain (loss)	(73,164)	(9,620)
Net change in unrealized appreciation (depreciation)	1,444,755	(49,908)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,449,679	(58,706)

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	—	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	87,422,677	5,043,273
Net Increase (Decrease) in Net Assets	88,872,356	4,984,567

NET ASSETS
Beginning of Period	—	—
End of Period	$88,872,356	$4,984,567

(a)	The Fund commenced operations on January 21, 2025.

(b)	The Fund commenced operations on January 22, 2025.

See notes to financial statements.

Semi-Annual Financial Statements | 27

Notes to Financial Statements
February 28, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Core Plus Bond ETF (“Core Plus Bond ETF”), Thornburg Multi Sector Bond ETF (“Multi Sector Bond ETF”), Thornburg International Equity ETF (“International Equity ETF”), and Thornburg International Growth ETF (“International Growth ETF”), collectively the “Funds”, are series of Thornburg ETF Trust (the “Trust”). The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. Each Fund is non-diversified within the meaning of the 1940 Act. The shares of each Fund are bought and sold through exchange trading at market prices (not net asset value (“NAV”)), and are not individually redeemable with the Funds. Shares may trade at a premium or discount to their NAV in the secondary market. Core Plus Bond ETF and Multi Sector Bond ETF commenced operations on Feburary 4, 2025, International Equity ETF commenced operations on January 21, 2025 and International Growth ETF commenced operations on January 22, 2025. Each Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Core Plus Bond ETF: The Fund’s investment objective is to seek total return, consisting of income and capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, risks of bank loans, loan assignments, loan participations and similar obligations, risks affecting convertible debt obligations, risks affecting zero coupon bonds and stripped securities, risks of investing in U.S. government obligations, risks of investing in municipal obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, structured products risk, foreign currency risk, foreign investment risk, emerging markets risk, market and economic risk, risks affecting specific issuers, liquidity risk, derivatives risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Multi Sector Bond ETF: The Fund’s investment objective is to seek total return, consisting of income and capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, risks of bank loans, loan assignments, loan participations and similar obligations, risks affecting convertible debt obligations, risks affecting zero coupon bonds and stripped securities, risks of investing in U.S. government obligations, risks of investing in municipal obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, structured products risk, foreign currency risk, foreign investment risk, market and economic risk, risks affecting specific issuers, liquidity risk, derivatives risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Equity ETF: The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, equity risk, derivatives risk, risks of investing in depositary receipts, market and economic risk, risks affecting specific issuers, risks affecting specific countries or regions, focused investment risk, foreign investment risk, foreign currency risk, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Growth ETF: The Fund’s investment objective is to seek long-term capital growth. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, growth company risk, equity risk, derivatives risk, risks of investing in depositary receipts, small and mid-cap company risk, market and economic risk, risks affecting specific issuers, risks affecting specific countries or regions, focused investment risk, foreign investment risk, foreign currency risk, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each

28 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued
February 28, 2025 (Unaudited)

Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income and any realized and unrealized gains and losses are allocated daily to each outstanding share at the beginning of the day (after adjusting for the current capital shares activity). Expenses common to each Fund and each series of Thornburg Investment Trust are allocated daily among the Funds and series of Thornburg Investment Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends of a Fund, if any, are generally declared and paid at least monthly for Core Plus Bond ETF and Multi Sector Bond ETF and at least annually for International Equity ETF and International Growth ETF. Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the period ended February 28, 2025, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Semi-Annual Financial Statements | 29

Notes to Financial Statements, Continued
February 28, 2025 (Unaudited)

financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at February 28, 2025, if any, are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious

30 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued
February 28, 2025 (Unaudited)

question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.

Investments in U.S. exchange traded funds are valued at the exchange-traded price if they are listed.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

Semi-Annual Financial Statements | 31

Notes to Financial Statements, Continued
February 28, 2025 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Funds’ investments as of February 28, 2025:

CORE PLUS BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	1,198,744	—	1,198,744	—
Corporate Bonds	3,260,940	—	3,260,940	—
Other Government	126,333	—	126,333	—
U.S. Treasury Securities	4,264,432	4,264,432	—	—
Mortgage Backed	2,445,636	—	2,445,636	—
Total Futures contracts	21,743	—	21,743	—
Short-Term Investments	216,792	216,792	—	—
Total Investments in Securities	11,534,620	4,481,224	7,053,396	—
Total Assets	$11,534,620	$4,481,224	$7,053,396	$—

MULTI SECTOR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	4,687,774	—	4,687,774	—
Corporate Bonds	12,718,032	—	12,718,032	—
Other Government	415,605	—	415,605	—
U.S. Treasury Securities	7,001,253	7,001,253	—	—
Mortgage Backed	7,970,682	—	7,970,682	—
Short-Term Investments	2,079,218	2,079,218	—	—
Total Investments in Securities	34,872,564	9,080,471	25,792,093	—
Total Assets	$34,872,564	$9,080,471	$25,792,093	$—

INTERNATIONAL EQUITY ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	86,185,633	86,185,633	—	—
Short-Term Investments	2,725,217	2,725,217	—	—
Total Investments in Securities	88,910,850	88,910,850	—	—
Total Assets	$88,910,850	$88,910,850	$—	$—

INTERNATIONAL GROWTH ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	4,900,722	4,900,722	—	—
Short-Term Investments	33,950	33,950	—	—
Total Investments in Securities	4,934,672	4,934,672	—	—
Total Assets	$4,934,672	$4,934,672	$—	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor is paid a management fee for advisory services and for administrative and other services. Each Fund pays for these services under a bundled fee structure (the “Unified Management Fee”). Each Fund pays the Advisor a Unified Management Fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

MANAGEMENT FEE
Core Plus Bond ETF	0.45%
Multi Sector Bond ETF	0.55
International Equity ETF	0.65
International Growth ETF	0.70

32 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued
February 28, 2025 (Unaudited)

Total management fees incurred by the Funds for the period ended February 28, 2025 are set forth in the Statement of Operations.

As of February 28, 2025, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Core Plus Bond ETF	0.70%
Multi Sector Bond ETF	—
International Equity ETF	0.29
International Growth ETF	—

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the period ended February 28, 2025, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of each portfolio holding which is considered “affiliated” to the Funds under the 1940 Act, including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

CORE PLUS BOND ETF	MARKET VALUE 8/31/24	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 2/28/25	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$—	$2,438,237	$(2,221,445)	$—	$—	$216,792	$1,394

MULTI SECTOR BOND ETF
Thornburg Capital Mgmt. Fund	$—	$8,779,207	$(6,699,989)	$—	$—	$2,079,218	$5,463

INTERNATIONAL EQUITY ETF
Thornburg Capital Mgmt. Fund	$—	$40,846,309	$(38,121,092)	$—	$—	$2,725,217	$26,318

INTERNATIONAL GROWTH ETF
Thornburg Capital Mgmt. Fund	$—	$1,738,543	$(1,704,593)	$—	$—	$33,950	$420

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the period ended February 28, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At February 28, 2025, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Core Plus Bond ETF	$11,367,604	$171,222	$(4,206)	$167,016
Multi Sector Bond ETF	34,635,599	252,860	(15,895)	236,965
International Equity ETF	87,466,046	3,481,297	(2,036,493)	1,444,804
International Growth ETF	4,984,580	150,839	(200,747)	(49,908)

Foreign Withholding Taxes: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on

Semi-Annual Financial Statements | 33

Notes to Financial Statements, Continued
February 28, 2025 (Unaudited)

applicable foreign tax laws. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

NOTE 6 – CREATION AND REDEMPTION TRANSACTIONS

The Funds are exchange-traded funds or “ETFs.” Shares of each Fund may be acquired or redeemed directly from the Fund only in large blocks of shares called “Creation Units” or multiples thereof. A Creation Unit of each Fund consists of 50,000 shares. The Trust may increase or decrease the number of a Fund’s shares that constitute a Creation Unit, including on a per transaction basis if doing so is deemed to be in the best interests of the applicable Fund and its shareholders. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant, in either case, who has executed an agreement with ALPS Distributors, Inc., the Trust’s principal underwriter, and accepted by State Street Bank and Trust Company, the Trust’s transfer agent, with respect to creations and redemptions of Creation Units. Once created, shares of each Fund generally trade in the secondary market in amounts less than a Creation Unit.

Most investors will buy and sell shares of each Fund in secondary market transactions through broker-dealers. Shares of each Fund are listed for trading on a national securities exchange during the trading day. Shares of each Fund trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares. Each Fund determines its NAV once daily at the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m. Eastern time. Each Fund determines its NAV by dividing the total Fund assets, less all liabilities, by the total number of outstanding shares. The price at which an Authorized Participant purchases shares of a Fund is based on the next calculation of the NAV after the Fund receives a purchase request in good order.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.

NOTE 7 – INVESTMENT TRANSACTIONS

For the period ended February 28, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments and in-kind transactions).

	PURCHASES	SALES
Core Plus Bond ETF	$11,146,119	$119,456
Multi Sector Bond ETF	32,979,817	1,408,252
International Equity ETF	54,881,365	1,555,638
International Growth ETF	2,701,738	170,127

For the period ended February 28, 2025, the Funds had in-kind transactions associated with Creation Unit purchases and redemptions as listed in the table below.

	PURCHASES	SALES
International Equity ETF	$31,463,634	$—
International Growth ETF	2,428,197	—

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Funds’ risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended February 28, 2025, the Funds did not invest in any derivative financial instruments of the type addressed by ASC 815.

34 | Semi-Annual Financial Statements

Financial Highlights

Core Plus Bond ETF

2025(a)(b)

PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)
Net Asset Value, Beginning of Period	25.00

Net Investment Income (Loss)+	0.09
Net Realized & Unrealized Gain (Loss) on Investments	0.42

Total from Investment Operations	0.51

Dividends from Net Investment Income	(0.08)

Dividends from Net Realized Gains	0.00

Total Dividends	(0.08)

Net Asset Value, End of Period	25.43

TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(d)	1.98%(e)
Total Return, Market Value(d)	2.08%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	5.34%(f)
Expenses, After Expense Reductions Ratio	0.45%(f)
Expenses, Before Expense Reductions Ratio	0.45%(f)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(d)	1.07%
Net Assets at End of Period (Thousands)	12,713

+	Based on weighted average shares outstanding.

(a)	The Fund commenced operations on February 4, 2025.

(b)	Unaudited Period Ended February 28.

(c)	Unless otherwise noted, periods are fiscal years ended August 31.

(d)	Not annualized for periods less than one year.

(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 2.02%.

(f)	Annualized.

See notes to financial statements.

Semi-Annual Financial Statements | 35

Financial Highlights

Multi Sector Bond ETF

2025(a)(b)

PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)+	$0.09
Net Realized & Unrealized Gain (Loss) on Investments	0.26

Total from Investment Operations	0.35

Dividends from Net Investment Income	$(0.04)

Dividends from Net Realized Gains	$0.00

Total Dividends	$(0.04)

Net Asset Value, End of Period	$25.31

TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(d)	1.46%(e)
Total Return, Market Value(d)	1.62%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	5.39%(f)
Expenses, After Expense Reductions Ratio	0.55%(f)
Expenses, Before Expense Reductions Ratio	0.55%(f)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(d)	4.43%
Net Assets at End of Period (Thousands)	$32,907

+	Based on weighted average shares outstanding.

(a)	The Fund commenced operations on February 4, 2025.

(b)	Unaudited Period Ended February 28.

(c)	Unless otherwise noted, periods are fiscal years ended August 31.

(d)	Not annualized for periods less than one year.

(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 1.42%.

(f)	Annualized.

See notes to financial statements.

36 | Semi-Annual Financial Statements

Financial Highlights

International Equity ETF

2025(a)(b)

PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)+	$0.03
Net Realized & Unrealized Gain (Loss) on Investments	0.73

Total from Investment Operations	0.76

Dividends from Net Investment Income	$0.00

Dividends from Net Realized Gains	$0.00

Total Dividends	$0.00

Net Asset Value, End of Period	$25.76

TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(d)	3.04%
Total Return, Market Value(d)	3.36%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	1.12%(e)
Expenses, After Expense Reductions Ratio	0.65%(e)
Expenses, Before Expense Reductions Ratio	0.65%(e)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(d)(f)	1.94%
Net Assets at End of Period (Thousands)	$88,872

+	Based on weighted average shares outstanding.

(a)	The Fund commenced operations on January 21, 2025.

(b)	Unaudited Period Ended February 28.

(c)	Unless otherwise noted, periods are fiscal years ended August 31.

(d)	Not annualized for periods less than one year.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See notes to financial statements.

Semi-Annual Financial Statements | 37

Financial Highlights

International Growth ETF

2025(a)(b)

PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)+	$0.01
Net Realized & Unrealized Gain (Loss) on Investments	(0.09)

Total from Investment Operations	(0.08)

Dividends from Net Investment Income	$0.00

Dividends from Net Realized Gains	$0.00

Total Dividends	$0.00

Net Asset Value, End of Period	$24.92

TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(d)	(0.32)%
Total Return, Market Value(d)	0.00%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	0.21%(e)
Expenses, After Expense Reductions Ratio	0.70%(e)
Expenses, Before Expense Reductions Ratio	0.70%(e)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(d)(f)	3.97%
Net Assets at End of Period (Thousands)	$4,985

+	Based on weighted average shares outstanding.

(a)	The Fund commenced operations on January 22, 2025.

(b)	Unaudited Period Ended February 28.

(c)	Unless otherwise noted, periods are fiscal years ended August 31.

(d)	Not annualized for periods less than one year.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See notes to financial statements.

38 | Semi-Annual Financial Statements

Other Information

February 28, 2025 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period covered by this report, there were no matters submitted to the Funds’ shareholders through the solicitation of proxies or otherwise.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds or, for purposes of this discussion, ETFs, each a series of the Thornburg ETF Trust (the “Trust”), pursuant to an Investment advisory agreement (the “Agreement”). The Trustees considered the approval of the Agreement for each of the ETFs on December 11, 2024.

In anticipation of their consideration of the Agreement, the Trustees met on September 18, 2024 to discuss the ETFs with representatives of the Advisor and with the Trust’s legal counsel, including a discussion of written materials relating to the ETFs that had been provided to the Trustees in advance of that meeting. The Independent Trustees were advised by counsel to the Independent Trustees.

The Trustees met again on November 14, 2024 for a further discussion of the ETFs with representatives of the Advisor and with the Trust’s legal counsel and Independent Trustee counsel, again including a discussion of written materials relating to the ETFs that had been provided to the Trustees in advance of that meeting. The Trustees also met on November 14, 2024 with representatives of an independent mutual fund analyst firm respecting the proposed fees and expenses of the ETFs and considered comparative fee and expense data provided by that analyst firm. Finally, the Trustees met again on December 11, 2024 at a meeting called for the purpose of considering, among other topics, the approval of the Agreement in respect of each ETF. At their meeting on December 11, 2024, the Trustees reviewed additional materials relating to each ETF that had been provided by the Advisor and by the Trust’s legal counsel, conferred further with representatives of the Advisor and with the Trust’s legal counsel and Independent Trustee counsel, and voted unanimously to approve the Agreement for the ETFs.

The information below summarizes certain factors considered by the Trustees in connection with the determination to approve the Agreement for each ETF. In determining to approve the Agreement, the Trustees did not identify any single factor as controlling, and this summary does not describe all of the matters considered by the Trustees in making their determination.

Nature, Extent and Quality of Services. Information considered by the Trustees as relevant to the nature, extent, and quality of the services that the Advisor would provide under the Agreement for each ETF included: the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of each ETF and the other members of the Advisor’s investment team who would support those portfolio managers; presentations and explanations made by the Advisor’s personnel about the investment objective, investment strategies, and investment limitations of each ETF; information about how each ETF would fit into the Trust’s lineup of investment products; market demand for the type of investment strategies to be pursued by each ETF; the resources that the Advisor would devote to the services it provides to each ETF, the overall reputation and capabilities of the Advisor; the Advisor’s success in managing other portfolios with investment strategies similar to the ETFs’ strategies; and the Advisor’s responsiveness to the Trustees’ questions. Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the ETFs by the Advisor.

Investment Performance. While the ETFs did not have any investment performance at the time the Trustees approved the Agreement, the Trustees did consider the Advisor’s success in achieving positive investment performance in other portfolio with investment strategies similar to the ETFs’ strategies. The Trustees also considered each ETF’s proposed investment strategies and processes and concluded that the prospects for each ETF’s competitive future performance were acceptable.

Comparisons of Fee and Expense Levels. The Trustees considered information comparing each ETF’s contractual advisory fee rate and total expense ratio to the advisory fee rates and total expense ratios of a group of selected peers. The Trustees observed that the ETFs’ advisory fee rates and expense ratios were generally in line with the peer funds.

Semi-Annual Financial Statements | 39

Other Information, Continued

February 28, 2025 (Unaudited)

Costs and Profitability of Advisor. Information about the profitability of the ETFs was not available when the Trustees considered the approval of the Agreement because the ETFs were not yet operational.

Potential Economies of Scale. In reviewing the extent to which economies of scale would be realized by each ETF as it grows and whether fee levels reflect potential economies of scale, the Trustees considered the Advisor’s willingness in the past to expend from its own profits and resources to maintain staffing levels and expand staff competencies, pay competitive levels of compensation, and add to its information management and other electronic systems so as to maintain or improve service levels. The information provided demonstrated to the Trustees that shareholders may be expected to benefit from any economies of scale.

Potential Ancillary Benefits. In reviewing potential benefits to the Advisor because of its relationship to the ETFs, the Trustees noted the benefits to both the Trust and the Advisor of the Advisor’s expansion of its staffing, compliance and systems capabilities and other resources to serve a broader variety of investment management clients. No unusual or unfair potential benefits to the Advisor from its relationship to the ETFs were identified by the Trustees.

Summary of Conclusions. After considering the factors identified above, and in light of the other information received by the Trustees respecting the ETFs, the Trustees concluded that the level of the advisory fee to be charged to each ETF by the Advisor is fair and reasonable in relation to the services to be provided by the Advisor, the clear disclosure of fees and expenses in the ETFs’ prospectus, comparisons of fees and expenses charged to the ETFs to fees and expenses charged to other exchange-traded funds, and the other factors and relevant circumstances considered. The Trustees accordingly determined to approve the Agreement with the Advisor in respect of each ETF.

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To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.

TH6460

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Filed as part of item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies Filed as part of item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies Filed as part of item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract Filed as part of item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg ETF Trust, in respect of the following Thornburg Funds: Core Plus Bond ETF, Multi Sector Bond ETF, International Equity ETF, and International Growth ETF.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	April 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	April 24, 2025

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	April 24, 2025